STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A common stock Common Stock	Class B common stock Common Stock	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2021	$ 0	$ 575	$ 0	$ (19,982)	$ (19,266,026)	$ (19,285,433)
Balance at the beginning (in shares) at Dec. 31, 2021	0	5,750,000
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Remeasurement of Class A ordinary shares to redemption amount					(3,212,946)	(3,212,946)
Repayment of subscription receivable				$ 19,982		19,982
Net income					9,286,803	9,286,803
Balance at the end at Dec. 31, 2022		$ 575			(13,192,169)	(13,191,594)
Balance at the end (in shares) at Dec. 31, 2022		5,750,000
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Remeasurement of Class A ordinary shares to redemption amount			(3,946,459)		(2,108,482)	(6,054,941)
Gain on forfeiture of deferred underwriting fee payable			5,713,015			5,713,015
Class B to Class A Conversion	$ 401	$ (401)
Class B to Class A conversion (in shares)	4,002,121	(4,002,121)
Net income					4,018,393	4,018,393
Balance at the end at Dec. 31, 2023	$ 401	$ 174	$ 1,766,556		$ (11,282,258)	$ (9,515,127)
Balance at the end (in shares) at Dec. 31, 2023	4,002,121	1,747,879